UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-09815

THE ARBITRAGE FUNDS
(Exact name of registrant as specified in charter)

41 Madison Avenue, 42nd Floor, New York, NY 10010
(Address of principal executive offices) (Zip code)

John S. Orrico
Water Island Capital, LLC
41 Madison Avenue
42nd Floor
New York, NY 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-259-2655

Date of fiscal year end:  May 31

Date of reporting period:  June 1, 2015 - August 31, 2015

Item 1 – Schedule of Investments.

THE ARBITRAGE FUND
Portfolio of Investments
August 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 64.41%
Auto Parts & Equipment - 1.12%
Remy International, Inc.	764,427	$22,397,711

Banks - 1.08%
City National Corp.	16,463	1,445,122
National Penn Bancshares, Inc.	1,682,229	20,211,982
		21,657,104

Biotechnology - 3.12%
KYTHERA Biopharmaceuticals, Inc.(a)(b)(c)	838,225	62,632,172

Chemicals - 7.31%
Alent Plc	2,292,286	16,778,538
Cytec Industries, Inc.	767,590	56,955,178
Sigma-Aldrich Corp.(b)	523,242	72,945,167
		146,678,883

Commercial Services - 2.20%
Chime Communications Plc	1,934,826	10,740,324
Xoom Corp.(a)(c)	1,341,760	33,315,901
		44,056,225

Computers - 1.07%
Dot Hill Systems Corp.(a)(b)	2,225,000	21,515,750

Energy - Alternate Sources - 0.07%
Energy Developments Ltd.	250,000	1,403,730

Gas - 0.57%
AGL Resources, Inc.	187,000	11,405,130

Healthcare - Products - 2.82%
Synergy Health Plc(a)	496,253	12,374,380
Thoratec Corp.(a)	703,981	44,224,086
		56,598,466

Healthcare - Services - 2.10%
Health Net, Inc.(a)	177,886	11,395,377
IPC Healthcare, Inc.(a)	231,546	18,384,752
Regal Lifestyle Communities, Inc.	1,354,354	12,302,015
		42,082,144

Home Furnishings - 0.21%
Aga Rangemaster Group Plc(a)	1,467,897	4,127,685

Insurance - 15.26%
Chubb Corp.(c)	577,097	69,719,088
HCC Insurance Holdings, Inc.	698,464	53,970,313
PartnerRe Ltd.(b)	801,765	110,972,294
StanCorp Financial Group, Inc.	277,208	31,521,322
Symetra Financial Corp.(b)	1,272,938	40,059,359
		306,242,376

	Shares	Value
COMMON STOCKS - 64.41% (Continued)
Internet - 0.89%
zulily, Inc., Class A(a)	1,007,896	$17,890,154

Leisure Time - 0.52%
Steiner Leisure Ltd.(a)	165,348	10,527,707

Media - 0.38%
Martha Stewart Living Omnimedia, Inc., Class A(a)	452,403	2,737,038
Time Warner Cable, Inc.	26,394	4,909,812
		7,646,850

Metal Fabricate & Hardware - 3.31%
Precision Castparts Corp.(b)(c)	288,238	66,366,799

Mining - 0.02%
Sirius Resources N.L.(a)	180,692	349,763
Yancoal Australia Ltd.(a)	942,336	80,474
		430,237

Miscellaneous Manufacturing - 0.40%
Faiveley Transport SA	13,849	1,445,282
Koninklijke Ten Cate N.V.	245,619	6,627,319
		8,072,601

Oil & Gas Services - 1.05%
Cameron International Corp.(a)	317,000	21,162,920

Pharmaceuticals - 4.36%
Depomed, Inc.(a)(c)	100,000	2,693,000
Hospira, Inc.(a)(b)	942,208	84,770,454
		87,463,454

Pipelines - 2.16%
Williams Companies, Inc.(c)	900,208	43,390,026

Retail - 2.71%
World Duty Free SpA(a)	4,736,228	54,370,005

Semiconductors - 1.79%
Altera Corp.(c)	182,700	8,870,085
Broadcom Corp., Class A(b)	522,904	27,018,450
		35,888,535

Software - 4.94%
Dealertrack Technologies, Inc.(a)	1,189,227	74,635,886
Merge Healthcare, Inc.(a)(b)	3,441,033	24,396,924
		99,032,810

Telecommunications - 0.15%
NTELOS Holdings Corp.(a)	334,078	3,063,495

Transportation - 4.80%
Ansaldo STS SpA	5,380,439	57,267,231
Asciano Ltd.	735,871	4,446,066

	Shares	Value
COMMON STOCKS - 64.41% (Continued)
Transportation - 4.80% (Continued)
TNT Express N.V.	4,086,796	$34,560,100
		96,273,397

TOTAL COMMON STOCKS
(Cost $1,297,372,532)		1,292,376,366

LIMITED PARTNERSHIPS - 3.01%
Pipelines - 3.01%
Markwest Energy Partners LP	202,122	11,393,617
Williams Partners LP(b)	1,229,254	48,985,772
		60,379,389

TOTAL LIMITED PARTNERSHIPS
(Cost $75,798,022)		60,379,389

RIGHTS - 0.52%
ArthroCare Corp., CVR(a)(d)(e)	3,215,721	1,085,627
Casa Ley, CVR(a)(d)(e)	6,223,326	2,303,253
Chelsea Therapeutics, CVR(a)(d)(e)	2,389,273	128,304
Cubist Pharmaceuticals, Inc., CPR(a)(d)(e)	119,343	0
Leap Wireless International, CVR(a)(d)(e)	1,783,190	6,686,963
PDC, CVR(a)(d)(e)	6,223,326	143,759
Trius Therapeutics, CVR(a)(d)(e)	1,034,403	89,993

TOTAL RIGHTS
(Cost $12,345,885)		10,437,899

	Expiration	Exercise
	Date	Price	Contracts	Value
PURCHASED OPTIONS(a)- 0.28%
Call Options Purchased - 0.04%
ACE Ltd.:
	11/2015	$110.00	544	$69,360
	11/2015	115.00	713	35,650
Avago Technologies Ltd.	10/2015	140.00	340	83,300
Centene Corp.	09/2015	80.00	582	4,365
KYTHERA Biopharmaceuticals , Inc.	09/2015	75.00	179	448
STERIS Corp.	09/2015	70.00	634	26,945
Williams Companies., Inc.	11/2015	60.00	6,459	610,375

TOTAL CALL OPTIONS PURCHASED
(Cost $3,363,945)				830,443

Put Options Purchased - 0.24%
Altera Corp.	02/2016	45.00	1,661	465,080
Axis Capital Holdings Ltd.:
	09/2015	50.00	1,243	31,075
	12/2015	50.00	1,254	137,940
Chubb Corp.	10/2015	110.00	1,940	152,290
Depomed, Inc.	12/2015	30.00	1,000	475,000
Kraft Heinz Co.	09/2015	82.50	1,132	22,640
Orbitz Worldwide, Inc.	01/2016	10.00	1,156	37,570
Precision Castparts Corp.	12/2015	210.00	22	4,455

	Expiration	Exercise
	Date	Price	Contracts	Value
PURCHASED OPTIONS(a)- 0.28% (Continued)
Put Options Purchased - 0.24% (Continued)

Receptos, Inc.:
	09/2015	$180.00	15	$0
	09/2015	185.00	94	0
	09/2015	190.00	2,466	0
	12/2015	180.00	134	0
	12/2015	185.00	163	0
	12/2015	190.00	512	0

Williams Companies., Inc.:
	09/2015	45.00	1,202	251,218
	09/2015	52.50	4,920	3,136,500

TOTAL PUT OPTIONS PURCHASED
(Cost $3,679,453)				4,713,768

TOTAL PURCHASED OPTIONS
(Cost $7,043,398)				5,544,211

	Yield		Shares	Value
SHORT-TERM INVESTMENTS - 31.08%
Money Market Fund
State Street Institutional Liquid Reserves Fund	0.124	%(f)	623,696,700	$623,696,700

TOTAL SHORT-TERM INVESTMENTS
(Cost $623,696,700)				623,696,700

Total Investments - 99.30%
(Cost $2,016,256,537)				1,992,434,565

Other Assets in Excess of Liabilities - 0.70%				14,101,445	(g)

NET ASSETS - 100.00%				$2,006,536,010

(a)	Non-income-producing security.
(b)
Security, or a portion of security, is being held as collateral for short sales or written option contracts. At period end, the aggregate market value of those securities was $291,673,500, representing 14.54% of net assets.

(c)	Underlying security for a written/purchased call/put option.
(d)	Security considered illiquid. On August 31, 2015, the total market value of these securities was $10,437,899, representing 0.52% of net assets.
(e)	Security fair valued using methods determined in good faith by the Pricing Committee. As of August 31, 2015, the total market value of these securities was $10,437,899, representing 0.52% of net assets.
(f)	Rate shown is the 7-day effective yield as of August 31, 2015.
(g)	Includes cash which is being held as collateral for short sales and written option contracts.

Securities are determined to be illiquid under the procedures approved by the Funds Board of Trustees. Information related to the illiquid securities is as follows:

Date of Purchase	Security	Cost	Market Value	% of Net Assets
05/30/2014	ArthroCare Corp., CVR	$1,125,502	$1,085,627	0.05%
01/30/2015	Casa Ley, CVR	6,316,054	2,303,253	0.11
06/24/2014	Chelsea Therapeutics, CVR	0	128,304	0.01
12/12/2011	Cubist Pharmaceuticals, Inc., CPR	0	0	0.00
03/14/2014	Leap Wireless International, CVR	4,600,630	6,686,963	0.33
01/30/2015	PDC, CVR	303,698	143,759	0.01
09/12/2013	Trius Therapeutics, CVR	0	89,993	0.00
			$10,437,899	0.52%

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS - (5.30%)
Banks - (0.73%)
BB&T Corp.	(377,879)	$(13,951,293)
Royal Bank of Canada	(12,947)	(719,335)
		(14,670,628)

Healthcare - Products - (0.46%)
STERIS Corp.	(142,781)	(9,145,123)

Healthcare - Services - (0.48%)
Centene Corp.	(156,183)	(9,639,615)

Insurance - (1.77%)
ACE Ltd.	(347,280)	(35,478,125)

Media - (0.13%)
Charter Communications, Inc., Class A	(14,007)	(2,543,811)

Oil & Gas Services - (0.87%)
Schlumberger Ltd.	(226,972)	(17,560,824)

Retail - (0.42%)
Liberty Interactive Corp. QVC Group, Class A	(312,001)	(8,436,507)

Semiconductors - (0.44%)
Avago Technologies Ltd.	(69,690)	(8,778,849)

TOTAL COMMON STOCKS
(Proceeds $110,432,331)		(106,253,482)

LIMITED PARTNERSHIPS - (0.04%)
Pipelines - (0.04%)
Energy Transfer Equity LP	(28,628)	(803,015)

TOTAL LIMITED PARTNERSHIPS
(Proceeds $875,705)		(803,015)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
RIGHTS - (0.00%)(a)
Chelsea Therapeutics, CVR	(1,100)	$(59)

TOTAL RIGHTS
(Proceeds $0)		(59)

TOTAL SECURITIES SOLD SHORT - (5.34%)
(Proceeds $111,308,036)		$(107,056,556)

SCHEDULE OF WRITTEN OPTIONS	Expiration Date	Exercise Price	Contracts	Value
Written Call Options
Altera Corp.	09/2015	$50.00	(1,827)	$(82,215)
Avago Technologies Ltd.:
	09/2015	120.00	(48)	(42,000)
	09/2015	125.00	(125)	(66,250)
	09/2015	130.00	(125)	(37,188)
	09/2015	135.00	(64)	(9,280)
Energy Transfer Equity LP:
	09/2015	27.50	(1,201)	(198,165)
	09/2015	28.75	(1,201)	(120,100)
	09/2015	30.00	(605)	(31,762)
	09/2015	31.25	(208)	(6,760)
	09/2015	32.50	(70)	(1,575)
Precision Castparts Corp.:
	09/2015	230.00	(900)	(67,500)
	09/2015	240.00	(750)	(1,875)
Receptos, Inc.:
	09/2015	240.00	(2,300)	0
	12/2015	240.00	(402)	0
Xoom Corp.:
	09/2015	25.00	(285)	(712)
	10/2015	25.00	(1,684)	(4,210)

TOTAL WRITTEN CALL OPTIONS
(Premiums received $1,265,807)				(669,592)

Written Put Options
ACE Ltd.	11/2015	100.00	(78)	(28,470)
Avago Technologies Ltd.	10/2015	125.00	(340)	(251,600)
Centene Corp.	09/2015	75.00	(582)	(721,680)
STERIS Corp.	09/2015	65.00	(634)	(153,745)
Xoom Corp.	10/2015	25.00	(897)	(15,698)

TOTAL WRITTEN PUT OPTIONS
(Premiums received $583,462)				(1,171,193)

TOTAL WRITTEN OPTIONS
(Premiums received $1,849,269)				$(1,840,785)

(a)	Less than (0.005%) of net assets.

EQUITY SWAP CONTRACTS
Swap Counterparty	Reference Obligation	Rate Paid/ Received by the Fund	Termination Dates	Notional Amount	Unrealized Appreciation
Goldman, Sachs & Co.	Chime Communications Plc	1 Month-LIBOR plus 0.90 bps	08/19/2016	$240,170	$878
Goldman, Sachs & Co.	Hellermann Tyton Group Plc	1 Month-LIBOR plus 0.90 bps	08/03/2016	22,926,417	238,836
				$23,166,587	$239,714

Swap Counterparty	Reference Obligation	Rate Paid/ Received by the Fund	Termination Dates	Notional Amount	Unrealized Depreciation
Goldman, Sachs & Co.	Quintain Estates & Development Plc	1 Month-LIBOR plus 0.90 bps	08/02/2016	$14,526,547	$(147,430)
				$14,526,547	$(147,430)

OUTSTANDING FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contract Description	Contracts to Deliver/ Receive	Purchase/ Sale Contract	Expiration Date	Current Value	Unrealized Appreciation
AUD	10,692,613	Sale	09/15/2015	$7,603,582	$376,924
CAD	16,265,800	Sale	09/15/2015	12,363,295	774,601
EUR	106,150,500	Purchase	09/15/2015	119,142,983	1,453,090
GBP	34,264,400	Sale	09/15/2015	52,574,613	727,314
					$3,331,929

Contract Description	Contracts to Deliver/ Receive	Purchase/ Sale Contract	Expiration Date	Current Value	Unrealized Depreciation
AUD	1,912,200	Purchase	09/15/2015	$1,359,777	$(47,038)
EUR	246,281,398	Sale	09/15/2015	276,425,456	(787,119)
GBP	10,840,800	Purchase	09/15/2015	16,633,908	(176,718)
					$(1,010,875)

Country	% of Net Assets(a)
Italy	5.57%
Bermuda	5.53%
Netherlands	2.05%
Great Britain	1.99%
Canada	0.61%
Australia	0.31%
United Kingdom	0.21%
France	0.07%
United States	82.96%
Other Assets in Excess of Liabilities	0.70%
100.00%

(a)	These percentages represent long positions only and are not net of short positions.

Abbreviations:

AUD - Australian Dollar
bps - Basis Points
CAD - Canadian Dollar
CPR - Conditional Prepayment Rate
CVR - Contingent Value Rights
EUR - Euro
GBP - British Pound
LIBOR - London Interbank Offered Rate
LP - Limited Partnership
Ltd. - Limited

N.L. - No Liability
N.V. - Naamloze Vennootschap is the Dutch term for a public limited liability corporation
Plc - Public Limited Company
SA -	Generally designates corporations in various countries, mostly those employing civil law. This translates literally in all languages mentioned as anonymous company
SpA - Societa per Azione

See Notes to Quarterly Portfolio of Investments.

The following is a summary of the inputs used as of August 31, 2015, in valuing The Arbitrage Fund’s investments carried at value:

Investments in Securities at Value*
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks**	$1,292,376,366	$–	$–	$1,292,376,366
Limited Partnerships**	60,379,389	–	–	60,379,389
Rights	–	–	10,437,899	10,437,899
Purchased Options	5,544,211	0	–	5,544,211
Short-Term Investments	623,696,700	–	–	623,696,700
TOTAL	$1,981,996,666	$0	$10,437,899	$1,992,434,565

Other Financial Instruments***
Assets
Equity Swap Contracts	$239,714	$–	$–	$239,714
Forward Foreign Currency Exchange Contracts	–	3,331,929	–	3,331,929
Liabilities
Common Stocks**	(106,253,482)	–	–	(106,253,482)
Limited Partnerships**	(803,015)	–	–	(803,015)
Rights	–	–	(59)	(59)
Written Options	(1,840,785)	0	–	(1,840,785)
Equity Swap Contracts	(147,430)	–	–	(147,430)
Forward Foreign Currency Exchange Contracts	–	(1,010,875)	–	(1,010,875)
TOTAL	$(108,804,998)	$2,321,054	$(59)	$(106,484,003)

*	Refer to footnote 2 where leveling hierarchy is defined.
**	Refer to Portfolio of Investments for sector information.
***	Other financial instruments are instruments such as securities sold short, written options, equity swap contracts, and forward foreign currency exchange contracts.
The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the period ended August 31, 2015:

Investments in Securities	Balance as of May 31, 2015	Realized Gain	Change in Unrealized Depreciation	Purchases	Sales Proceeds	Transfer into Level 3	Transfer out of Level 3	Balance as of August 31, 2015	Net change in unrealized depreciation attributable to Level 3 investments held at August 31, 2015
Rights	$10,711,137	$-	$(273,238)	$-	$-	$-	$-	$10,437,899	$(273,238)
Total	$10,711,137	$-	$(273,238)	$-	$-	$-	$-	$10,437,899	$(273,238)

Other Financial Instruments	Balance as of May 31, 2015	Realized Gain	Change in Unrealized Appreciation	Purchases	Sales Proceeds	Transfer into Level 3	Transfer out of Level 3	Balance as of August 31, 2015	Net change in unrealized appreciation attributable to Level 3 investments held at August 31, 2015
Rights	$(90)	$-	$31	$-	$-	$-	$-	$(59)	$31
Total	$(90)	$-	$31	$-	$-	$-	$-	$(59)	$31

THE ARBITRAGE EVENT-DRIVEN FUND
Portfolio of Investments
August 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 74.80%
Aerospace & Defense - 3.84%
B/E Aerospace, Inc.(a)(b)	79,908	$3,895,515
Harris Corp.(a)	95,880	7,365,501
KLX, Inc.(b)(c)	126,588	4,949,591
		16,210,607

Auto Parts & Equipment - 1.82%
Visteon Corp.(b)(c)	76,803	7,654,187

Beverages - 1.34%
Molson Coors Brewing Co., Class B(b)	82,858	5,641,801

Biotechnology - 3.40%
KYTHERA Biopharmaceuticals, Inc.(b)(c)	191,991	14,345,568

Chemicals - 3.61%
Axalta Coating Systems Ltd.(b)(c)	107,183	3,128,672
Cytec Industries, Inc.	163,061	12,099,126
		15,227,798

Coal - 1.34%
Cloud Peak Energy, Inc.(c)	118,465	566,263
CONSOL Energy, Inc.(a)(b)	304,113	4,631,641
Peabody Energy Corp.(a)	173,681	468,938
		5,666,842

Computers - 3.04%
Dot Hill Systems Corp.(c)	299,910	2,900,130
EMC Corp.(a)(b)	356,473	8,865,483
NCR Corp.(c)	41,886	1,050,920
		12,816,533

Computers & Computer Services - 1.17%
Hewlett-Packard Co.(b)	176,275	4,946,276

Electric - 1.10%
Dynegy, Inc.(a)(b)(c)	180,872	4,657,454

Food - 0.41%
Nomad Foods Ltd.(c)	73,196	1,462,090
Nomad Foods Ltd., London(c)	12,749	252,558
		1,714,648

Healthcare - Products - 3.14%
Synergy Health Plc(c)	123,061	3,068,603
Thoratec Corp.(c)	161,647	10,154,665
		13,223,268

Healthcare - Services - 2.76%
IPC Healthcare, Inc.(a)(c)	146,709	11,648,695

Insurance - 8.63%
Chubb Corp.(b)	107,398	12,974,752
PartnerRe Ltd.	100,749	13,944,669

	Shares	Value
COMMON STOCKS - 74.80% (Continued)
Insurance - 8.63% (Continued)
Symetra Financial Corp.(a)	302,149	$9,508,629
		36,428,050

Internet - 1.50%
Yahoo!, Inc.(a)(c)	196,522	6,335,869

Lodging - 2.14%
MGM Resorts International(b)(c)	279,236	5,704,791
Starwood Hotels & Resorts Worldwide, Inc.(b)	46,421	3,317,709
		9,022,500

Machinery - Diversified - 0.35%
BWX Technologies, Inc.(a)(b)	55,655	1,475,971

Media - 1.65%
DISH Network Corp., Class A(b)(c)	45,472	2,695,125
Martha Stewart Living Omnimedia, Inc., Class A(c)	22,100	133,705
Media General, Inc.(a)(b)(c)	352,108	4,137,269
		6,966,099

Metal Fabricate & Hardware - 5.71%
Precision Castparts Corp.	104,582	24,080,006

Mining - 0.00% (d)
Nevada Copper Corp.(c)	6,725	5,214
Yancoal Australia Ltd.(c)	108,216	9,241
		14,455

Miscellaneous Manufacturing - 2.45%
SPX Corp.	175,962	10,334,248

Oil & Gas Services - 1.54%
Cameron International Corp.(c)	52,515	3,505,901
Exterran Holdings, Inc.(a)	133,728	2,984,809
		6,490,710

Pharmaceuticals - 5.90%
Hospira, Inc.(a)(c)	236,716	21,297,338
Mylan N.V.(c)	72,835	3,611,888
		24,909,226

Pipelines - 2.76%
Williams Companies, Inc.(a)(b)	241,248	11,628,154

Real Estate - 1.53%
Forest City Enterprises, Inc., Class A(a)(c)	299,352	6,445,049

Real Estate Investment Trusts - 0.81%
InfraREIT, Inc.(a)	121,570	3,425,843

Retail - 1.14%
Macy’s, Inc.(a)(b)	22,751	1,333,436
Staples, Inc.(b)	244,709	3,477,315
		4,810,751

	Shares	Value
COMMON STOCKS - 74.80% (Continued)
Semiconductors - 2.95%
Altera Corp.(b)	17,200	$835,060
Avago Technologies Ltd.(b)	33,458	4,214,704
Broadcom Corp., Class A	143,061	7,391,962
		12,441,726

Software - 4.88%
Dealertrack Technologies, Inc.(c)	247,447	15,529,774
Merge Healthcare, Inc.(c)	410,489	2,910,367
VMware, Inc., Class A(b)(c)	27,184	2,151,613
		20,591,754

Telecommunications - 2.51%
Frontier Communications Corp.(a)	860,258	4,361,508
HC2 Holdings, Inc.(c)	441,620	3,329,815
NII Holdings, Inc.(c)	338,259	2,905,645
		10,596,968

Transportation - 1.38%
Ansaldo STS SpA	284,712	3,030,360
TNT Express N.V.	331,307	2,801,707
		5,832,067

TOTAL COMMON STOCKS
(Cost $332,977,097)		315,583,123

LIMITED PARTNERSHIPS - 2.37%
Coal - 0.67%
CNX Coal Resources LP(c)	190,486	2,828,527

Pipelines - 1.70%
Markwest Energy Partners LP(a)	42,820	2,413,763
Williams Partners LP	119,669	4,768,810
		7,182,573

TOTAL LIMITED PARTNERSHIPS
(Cost $11,090,988)		10,011,100

EXCHANGE-TRADED FUNDS - 0.61%
Equity Funds - 0.61%
iShares® Russell 2000 Growth ETF(a)(b)	17,963	2,572,122

TOTAL EXCHANGE-TRADED FUNDS
(Cost $2,777,124)		2,572,122

RIGHTS - 0.16%
ArthroCare Corp., CVR(c)(e)(f)	157,791	53,270
Casa Ley, CVR(c)(e)(f)	891,084	329,790
Chelsea Therapeutics, CVR(c)(e)(f)	434,520	23,334
Cubist Pharmaceuticals, Inc., CPR(c)(e)(f)	34,500	0
Leap Wireless International, CVR(c)(e)(f)	64,802	243,008
PDC, CVR(c)(e)(f)	891,084	20,584
Trius Therapeutics, CVR(c)(e)(f)	103,378	8,994

TOTAL RIGHTS
(Cost $1,170,262)		678,980

	Maturity Date	Rate	Principal Amount	Value
BANK LOANS - 1.25%
OSG Bulk Ships, Inc.(g)	07/22/2019	5.250%	$5,296,500	$5,281,034

TOTAL BANK LOANS
(Cost $5,307,032)				5,281,034

CORPORATE BONDS - 13.77%
Banks - 0.42%
Wells Fargo Capital X	12/15/2036	5.950%	1,768,000	1,776,840

Chemicals - 0.55%
Ashland, Inc.	04/15/2018	3.875%	2,275,000	2,326,916

Diversified Financial Services - 0.65%
Ally Financial, Inc.	03/15/2020	8.000%	326,000	382,235
Prospect Holding Co., LLC / Prospect Holding Finance Co.(h)	10/01/2018	10.250%	3,745,000	2,357,103
				2,739,338
Electric - 1.00%
Energy Future Intermediate Holding Co., LLC / EFIH Finance, Inc.(h)(i)	03/01/2022	11.750%	3,941,741	4,212,736

Entertainment - 1.58%
Pinnacle Entertainment, Inc.(a)
	05/15/2020	8.750%	2,310,000	2,419,725
	04/01/2022	7.750%	3,855,000	4,259,775
				6,679,500
Food - 2.27%
Bumble Bee Holdings, Inc.(h)	12/15/2017	9.000%	274,000	281,809
HJ Heinz Co.(a)(h)	02/15/2025	4.875%	2,335,000	2,518,926
US Foods, Inc.	06/30/2019	8.500%	6,501,000	6,777,292
				9,578,027
Healthcare - Services - 1.39%
MedImpact Holdings, Inc.(a)(h)	02/01/2018	10.500%	5,576,000	5,847,830

Insurance - 0.94%
Ambac Assurance Corp.(h)	08/28/2039	5.100%	1,598,000	1,150,560
Syncora Holdings Ltd.(j)
	Perpetual Maturity	5.000%	989,868	701,994
	Perpetual Maturity	6.000%	2,724,000	2,097,480
				3,950,034
Machinery - Diversified - 0.96%
Manitowoc Co., Inc.(a)	10/15/2022	5.875%	3,777,000	4,028,597

Media - 0.87%
Univision Communications, Inc.(h)	05/15/2021	8.500%	3,516,000	3,670,247

			Principal
	Maturity Date	Rate	Amount	Value
CORPORATE BONDS ‐ 13.77% (Continued)
Miscellaneous Manufacturing ‐ 1.40%
LSB Industries, Inc.	08/01/2019	7.750%	$5,857,000	$5,900,928

Oil & Gas ‐ 0.23%
RKI Exploration & Production LLC / RKI Finance Corp.(h)	08/01/2021	8.500%	804,000	902,490
Southern Pacific Resource Corp.(h)(i)	01/25/2018	8.750%	4,828,000	73,396
				975,886
Oil & Gas Services ‐ 0.82%
Exterran Holdings, Inc.(a)	12/01/2018	7.250%	3,538,000	3,467,240

Telecommunications ‐ 0.69%
AT&T, Inc.	08/15/2016	2.400%	2,890,000	2,924,044

TOTAL CORPORATE BONDS
(Cost $63,910,685)				58,078,163

CONVERTIBLE CORPORATE BONDS ‐ 0.77%
Engineering & Construction ‐ 0.40%
Aecon Group, Inc.	10/31/2015	6.250%	2,210,000	1,687,905

Mining ‐ 0.36%
Primero Mining Corp.	03/31/2016	6.500%	1,518,000	1,525,590

Oil & Gas Services ‐ 0.01%
Cal Dive International, Inc.(i)	07/15/2017	5.000%	5,128,000	51,280

TOTAL CONVERTIBLE CORPORATE BONDS
(Cost $7,391,660)				3,264,775

	Expiration	Exercise
	Date	Price	Contracts	Value
PURCHASED OPTIONS(c)‐ 1.66%
Call Options Purchased ‐ 0.60%
ACE Ltd.:
	11/2015	$110.00	149	$18,997
	11/2015	115.00	194	9,700
Applied Materials, Inc.	01/2016	22.00	597	4,776
Avago Technologies Ltd.:
	09/2015	130.00	546	162,435
	10/2015	140.00	100	24,500
	01/2016	120.00	541	935,930
Axalta Coating Systems Ltd.	01/2016	30.00	51	12,878
B/E Aerospace, Inc.	01/2016	55.00	1,415	173,337
Dynegy, Inc.:
	09/2015	30.00	1,113	44,520
	09/2015	35.00	1,490	22,350
Expedia, Inc.	10/2015	120.00	162	64,800
Hewlett‐Packard Co.	10/2015	30.00	2,481	102,962

	Expiration	Exercise
	Date	Price	Contracts	Value
PURCHASED OPTIONS(c)‐ 1.66% (Continued)
Call Options Purchased ‐ 0.60% (Continued)
KYTHERA Biopharmaceuticals, Inc.	09/2015	$75.00	14	$35
Macy’s, Inc.	01/2016	70.00	553	49,494
Media General, Inc.:
	02/2016	12.50	31	3,952
	02/2016	15.00	597	37,313
Staples, Inc.:
	12/2015	16.00	1,090	70,850
	01/2016	17.00	2,490	130,725
Starwood Hotels & Resorts Worldwide, Inc.	10/2015	75.00	581	165,875
STERIS Corp.	09/2015	70.00	163	6,928
VMware, Inc., Class A:
	09/2015	85.00	546	66,885
	10/2015	85.00	546	135,135
	10/2015	95.00	148	13,320
	10/2015	100.00	343	18,865
	01/2016	85.00	544	244,800
Williams Companies., Inc.	11/2015	60.00	217	20,506

TOTAL CALL OPTIONS PURCHASED
(Cost $2,653,499)				2,541,868

Put Options Purchased ‐ 1.06%
Altera Corp.	02/2016	45.00	127	35,560
Axalta Coating Systems Ltd.	10/2015	25.00	1,081	78,372
Axis Capital Holdings Ltd.:
	09/2015	50.00	145	3,625
	12/2015	50.00	153	16,830
B/E Aerospace, Inc.	10/2015	45.00	623	59,185
BWX Technologies, Inc.	09/2015	22.50	274	4,795
Chubb Corp.	10/2015	110.00	531	41,684
CONSOL Energy, Inc.	09/2015	12.00	823	11,522
DISH Network Corp., Class A:
	09/2015	62.50	275	115,500
	12/2015	60.00	275	143,000
Dynegy, Inc.	09/2015	22.50	1,652	99,120
EMC Corp.	09/2015	21.00	2,465	12,325
Hewlett‐Packard Co.	09/2015	27.00	412	21,424
iShares® Russell 2000 Growth ETF	09/2015	147.00	4,498	2,428,920
KLX, Inc.	09/2015	35.00	1,110	27,750
Kraft Heinz Co.:
	09/2015	82.50	107	2,140
	12/2015	75.00	305	155,550
MGM Resorts International	10/2015	19.00	1,697	140,002
Molson Coors Brewing Co., Class B	09/2015	65.00	507	60,840

	Expiration	Exercise
	Date	Price	Contracts	Value
PURCHASED OPTIONS(c)‐ 1.66% (Continued)
Put Options Purchased ‐ 1.06% (Continued)
Receptos, Inc.:
	09/2015	$190.00	136	$0
	12/2015	180.00	7	0
	12/2015	190.00	103	0
Schlumberger Ltd.:
	09/2015	65.00	86	1,892
	09/2015	70.00	171	9,576
Visteon Corp.	12/2015	90.00	574	144,935
Williams Companies., Inc.:
	09/2015	45.00	390	81,510
	09/2015	52.50	1,039	662,363
Williams Partners LP	09/2015	35.00	599	38,935
XPO Logistics, Inc.	10/2015	30.00	544	57,120

TOTAL PUT OPTIONS PURCHASED
(Cost $3,233,370)				4,454,475

TOTAL PURCHASED OPTIONS
(Cost $5,886,869)				6,996,343

	Yield		Shares	Value
SHORT‐TERM INVESTMENTS ‐ 21.03%
Money Market Fund
State Street Institutional Liquid Reserves Fund	0.124	%(k)	88,743,054	$88,743,054

TOTAL SHORT‐TERM INVESTMENTS
(Cost $88,743,054)				88,743,054

Total Investments ‐ 116.42%
(Cost $519,254,771)				491,208,694

Liabilities in Excess of Other Assets ‐ (16.42%)				(69,292,008	)(l)

NET ASSETS ‐ 100.00%				$421,916,686

(a)
Security, or a portion of security, is being held as collateral for short sales or written option contracts. At period end, the aggregate market value of those securities was $82,973,800, representing 19.67% of net assets.

(b)	Underlying security for a written/purchased call/put option.
(c)	Non-income-producing security.
(d)	Less than 0.005% of net assets.
(e)	Security considered illiquid. On August 31, 2015, the total market value of these securities was $678,980, representing 0.16% of net assets.
(f)	Security fair valued using methods determined in good faith by the Pricing Committee. As of August 31, 2015, the total market value of these securities was $678,980, representing 0.16% of net assets.
(g)	Interest rate will change at a future date. Interest rate shown reflects the rate in effect at August 31, 2015.
(h)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of August 31, 2015, these securities had a total value of $21,015,097 or 4.98% of net assets.

(i)	Security in default on interest payments.
(j)	This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(k)	Rate shown is the 7-day effective yield as of August 31, 2015.
(l)	Includes cash which is being held as collateral for short sales and written option contracts.

Securities are determined to be illiquid under the procedures approved by the Funds Board of Trustees. Information related to the illiquid securities is as follows:
				% of Net
Date of Purchase	Security	Cost	Market Value	Assets
05/30/2014	ArthroCare Corp., CVR	$55,227	$53,270	0.01%
01/30/2015	Casa Ley, CVR	904,361	329,790	0.07
06/24/2014	Chelsea Therapeutics, CVR	0	23,334	0.01
12/12/2011	Cubist Pharmaceuticals, Inc., CPR	0	0	0.00
03/17/2014	Leap Wireless International, CVR	167,189	243,008	0.06
01/30/2015	PDC, CVR	43,485	20,584	0.01
09/12/2013	Trius Therapeutics, CVR	0	8,994	0.00
			$678,980	0.16%

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS ‐ (16.24%)
Aerospace & Defense ‐ (2.23%)
Boeing Co.	(2,245)	$(293,377)
General Dynamics Corp.	(11,515)	(1,635,475)
L‐3 Communications Holdings, Inc.	(12,758)	(1,345,586)
Lockheed Martin Corp.	(8,788)	(1,767,970)
Raytheon Co.	(17,080)	(1,751,725)
Rockwell Collins, Inc.	(21,083)	(1,725,643)
Spirit AeroSystems Holdings, Inc., Class A	(6,642)	(339,473)
TransDigm Group, Inc.	(1,518)	(348,882)
Triumph Group, Inc.	(4,269)	(210,846)
		(9,418,977)

Auto Parts & Equipment ‐ (1.17%)
Autoliv, Inc.	(18,586)	(1,898,560)
BorgWarner, Inc.	(34,946)	(1,525,043)
Delphi Automotive Plc	(19,815)	(1,496,429)
		(4,920,032)

Beverages ‐ (0.29%)
Anheuser‐Busch InBev N.V., Sponsored ADR	(7,316)	(796,785)
Boston Beer Co., Inc., Class A	(2,055)	(421,419)
		(1,218,204)

Chemicals ‐ (0.38%)
PPG Industries, Inc.	(5,530)	(526,954)
RPM International, Inc.	(13,834)	(606,621)
Valspar Corp.	(6,647)	(487,225)
		(1,620,800)

Coal ‐ (0.13%)
CONSOL Energy, Inc.	(3,300)	(50,259)
Peabody Energy Corp.	(180,273)	(486,737)
		(536,996)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS - (16.24%)(Continued)
Computers - (0.47%)
International Business Machines Corp.	(6,293)	$(930,672)
Seagate Technology Plc	(20,872)	(1,072,821)
		(2,003,493)

Distributors & Wholesalers - (0.22%)
WESCO International, Inc.	(16,441)	(920,203)

Entertainment - (0.03%)
Marriott Vacations Worldwide Corp.	(1,610)	(114,326)

Healthcare - Products - (0.56%)
STERIS Corp.	(36,647)	(2,347,240)

Home Furnishings - (0.42%)
Harman International Industries, Inc.	(18,125)	(1,771,537)

Insurance - (1.57%)
ACE Ltd.	(64,637)	(6,603,316)

Internet - (1.68%)
Alibaba Group Holding Ltd., Sponsored ADR	(79,471)	(5,254,622)
Expedia, Inc.	(15,836)	(1,820,982)
		(7,075,604)

Lodging - (0.91%)
Choice Hotels International, Inc.	(10,589)	(540,039)
Diamond Resorts International, Inc.	(4,633)	(117,632)
Marriott International, Inc., Class A	(22,078)	(1,560,031)
MGM China Holdings Ltd.	(480,608)	(795,013)
Wynn Resorts Ltd.	(11,113)	(834,031)
		(3,846,746)

Machinery - Diversified - (0.38%)
Flowserve Corp.	(35,897)	(1,620,032)

Media - (0.60%)
Nexstar Broadcasting Group, Inc., Class A	(22,816)	(1,060,488)
Sinclair Broadcast Group, Inc., Class A	(26,553)	(711,089)
TEGNA, Inc.	(31,091)	(739,655)
		(2,511,232)

Mining - (0.00%)(a)
Nevada Copper Corp.	(6,725)	(5,214)

Miscellaneous Manufacturing - (1.75%)
Colfax Corp.	(46,807)	(1,815,644)
Dover Corp.	(30,442)	(1,885,882)
Hexcel Corp.	(6,767)	(326,575)
ITT Corp.	(48,556)	(1,816,480)
Pentair Plc	(27,638)	(1,528,105)
		(7,372,686)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS - (16.24%)(Continued)
Office & Business Equipment - (0.23%)
Xerox Corp.	(94,149)	$(957,495)

Oil & Gas - (0.66%)
Antero Resources Corp.	(28,260)	(730,238)
Cabot Oil & Gas Corp.	(39,795)	(941,948)
EQT Corp.	(14,423)	(1,122,398)
		(2,794,584)

Oil & Gas Services - (0.75%)
Enerflex Ltd.	(69,538)	(668,635)
RPC, Inc.	(99,294)	(1,153,796)
Schlumberger Ltd.	(14,409)	(1,114,824)
Superior Energy Services, Inc.	(13,693)	(217,856)
		(3,155,111)

Real Estate Investment Trusts - (0.27%)
LaSalle Hotel Properties	(18,420)	(579,493)
Pebblebrook Hotel Trust	(15,045)	(572,613)
		(1,152,106)

Semiconductors - (0.79%)
Avago Technologies Ltd.	(18,564)	(2,338,507)
Intel Corp.	(35,274)	(1,006,720)
		(3,345,227)

Storage & Warehousing - (0.08%)
Wesco Aircraft Holdings, Inc.	(24,635)	(345,875)

Telecommunications - (0.21%)
T-Mobile US, Inc.	(22,806)	(903,346)

Telephones & Telecommunications - (0.46%)
CenturyLink, Inc.	(72,490)	(1,960,130)

TOTAL COMMON STOCKS
(Proceeds $78,042,949)		(68,520,512)

LIMITED PARTNERSHIPS - (0.89%)
Coal - (0.51%)
Alliance Resource Partners LP	(83,846)	(2,144,781)

Oil & Gas Services - (0.36%)
Exterran Partners LP	(70,475)	(1,532,127)

Pipelines - (0.02%)
Energy Transfer Equity LP	(2,290)	(64,234)

TOTAL LIMITED PARTNERSHIPS
(Proceeds $4,138,457)		(3,741,142)

EXCHANGE-TRADED FUNDS - (11.07%)
Equity Funds - (11.07%)
Alerian MLP ETF	(32,363)	(467,322)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
EXCHANGE-TRADED FUNDS - (11.07%)(Continued)
Equity Funds - (11.07%)(Continued)
Consumer Staples Select Sector SPDR® Fund	(60,619)	$(2,867,885)
Health Care Select Sector SPDR® Fund	(34,305)	(2,418,159)
Industrial Select Sector SPDR® Fund	(48,038)	(2,463,869)
iShares® Russell 2000 Growth ETF	(18,130)	(2,596,035)
Market Vectors® Semiconductor ETF	(200,828)	(9,951,027)
SPDR® S&P 500® ETF Trust	(16,794)	(3,319,670)
SPDR® S&P® Retail ETF	(61,483)	(5,751,734)
Technology Select Sector SPDR® Fund	(187,516)	(7,543,769)
Utilities Select Sector SPDR® Fund	(103,556)	(4,396,988)
Vanguard REIT ETF	(66,456)	(4,919,738)
		(46,696,196)

TOTAL EXCHANGE-TRADED FUNDS
(Proceeds $48,129,225)		(46,696,196)

EXCHANGE-TRADED NOTES - (0.17%)
Equity Funds - (0.17%)
JPMorgan Alerian MLP Index ETN	(19,802)	(709,109)

TOTAL EXCHANGE-TRADED NOTES
(Proceeds $909,048)		(709,109)

RIGHTS - (0.00%)(a)
Chelsea Therapeutics, CVR	(200)	(11)

TOTAL RIGHTS
(Proceeds $0)		(11)

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - (1.67%)
Chemicals - (0.20%)
Ashland, Inc.	08/15/2022	4.750%	$(872,000)	$(865,460)

Food - (0.23%)
Kraft Foods Group, Inc.	06/06/2022	3.500%	(953,000)	(964,136)

Oil & Gas - (0.28%)
Ensco Plc	03/15/2021	4.700%	(1,287,000)	(1,178,409)

Oil & Gas Services - (0.33%)
National Oilwell Varco, Inc.	12/01/2022	2.600%	(1,531,000)	(1,389,366)

Telecommunications - (0.63%)
AT&T, Inc.	03/11/2024	3.900%	(2,669,000)	(2,661,740)

TOTAL CORPORATE BONDS
(Proceeds $7,460,104)				(7,059,111)

TOTAL SECURITIES SOLD SHORT - (30.04%)
(Proceeds $138,679,783)				$(126,726,081)

SCHEDULE OF WRITTEN OPTIONS	Expiration Date	Exercise Price	Contracts	Value
Written Call Options
Altera Corp.	09/2015	$50.00	(172)	$(7,740)
Avago Technologies Ltd.:
	09/2015	120.00	(14)	(12,250)
	09/2015	125.00	(38)	(20,140)
	09/2015	130.00	(38)	(11,305)
	09/2015	135.00	(20)	(2,900)
	01/2016	130.00	(541)	(670,840)
Axalta Coating Systems Ltd.:
	09/2015	30.00	(270)	(24,300)
	10/2015	30.00	(270)	(41,175)
CONSOL Energy, Inc.	09/2015	16.00	(823)	(57,610)
EMC Corp.	09/2015	30.00	(3,524)	(12,334)
Energy Transfer Equity LP:
	09/2015	27.50	(390)	(64,350)
	09/2015	28.75	(390)	(39,000)
	09/2015	30.00	(127)	(6,667)
	09/2015	31.25	(44)	(1,430)
	09/2015	32.50	(15)	(338)
Hewlett-Packard Co.	09/2015	31.00	(137)	(1,302)
KLX, Inc.	09/2015	40.00	(555)	(41,625)
Macy’s, Inc.	01/2016	75.00	(553)	(27,373)
MGM Resorts International Ltd.	09/2015	25.00	(848)	(5,088)
Receptos, Inc.:
	09/2015	240.00	(105)	0
	12/2015	240.00	(92)	0
Schlumberger Ltd.:
	09/2015	70.50	(86)	(64,715)
	09/2015	74.00	(171)	(80,798)
Staples, Inc.	01/2016	22.00	(717)	(5,377)
Starwood Hotels & Resorts Worldwide, Inc.	10/2015	80.00	(581)	(90,055)
VMware, Inc., Class A:
	10/2015	90.00	(546)	(76,440)
	01/2016	95.00	(544)	(110,160)

TOTAL WRITTEN CALL OPTIONS
(Premiums received $1,007,003)				(1,475,312)

Written Put Options
ACE Ltd.	11/2015	100.00	(21)	(7,665)
Avago Technologies Ltd.	10/2015	125.00	(100)	(74,000)
EMC Corp.	10/2015	25.00	(199)	(25,572)
Expedia, Inc.	09/2015	105.00	(162)	(21,465)
Hewlett-Packard Co.	10/2015	25.00	(829)	(29,844)
iShares® Russell 2000 Growth ETF	09/2015	140.00	(4,498)	(1,124,500)
Macy’s, Inc.	09/2015	55.00	(553)	(34,010)
Staples, Inc.	09/2015	12.50	(1,090)	(13,625)
Starwood Hotels & Resorts Worldwide, Inc.	09/2015	65.00	(290)	(20,445)

SCHEDULE OF WRITTEN OPTIONS	Expiration Date	Exercise Price	Contracts	Value

Written Put Options (Continued)
STERIS Corp.	09/2015	$65.00	(163)	$(39,527)

TOTAL WRITTEN PUT OPTIONS
(Premiums received $877,416)				(1,390,653)

TOTAL WRITTEN OPTIONS
(Premiums received $1,884,419)				$(2,865,965)

(a)	Less than (0.005%) of net assets.

EQUITY SWAP CONTRACTS
Swap Counterparty	Reference Obligation	Rate Paid/ Received by the Fund	Termination Dates	Notional Amount	Unrealized Appreciation
Goldman, Sachs & Co.	Hellermann Tyton Group Plc	1 Month-LIBOR plus 0.90 bps	09/01/2016	$2,245,478	$35,737
				$2,245,478	$35,737

OUTSTANDING FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contract Description	Contracts to Deliver/ Receive	Purchase/ Sale Contract	Expiration Date	Current Value	Unrealized Appreciation
AUD	36,500	Sale	09/15/2015	$25,955	$1,994
CAD	2,516,500	Sale	09/15/2015	1,912,739	74,746
EUR	5,334,500	Sale	09/15/2015	5,987,426	52,963
GBP	695,409	Sale	09/15/2015	1,067,022	9,765
HKD	18,593,600	Purchase	09/15/2015	2,399,139	787
					$140,255

Contract Description	Contracts to Deliver/ Receive	Purchase/ Sale Contract	Expiration Date	Current Value	Unrealized Depreciation
AUD	21,200	Purchase	09/15/2015	$15,075	$(745)
CAD	1,097,300	Purchase	09/15/2015	834,035	(19,409)
GBP	149,900	Purchase	09/15/2015	230,004	(2,356)
HKD	12,432,200	Sale	09/15/2015	1,604,132	(698)
					$(23,208)

Country	% of Net Assets(a)
Bermuda	4.05%
Singapore	1.00%
Great Britain	0.79%
Canada	0.78%
Italy	0.72%
Netherlands	0.66%
British Virgin Islands	0.34%
Australia	0.00%(b)
United States	108.08%
Liabilities in Excess of Other Assets	(16.42)%
100.00%

(a)	These percentages represent long positions only and are not net of short positions.
(b)	Less than 0.005% of net assets.

Abbreviations:

ADR - American Depositary Receipt
AUD - Australian Dollar
bps - Basis Points
CAD - Canadian Dollar
CPR - Conditional Prepayment Rate
CVR - Contingent Value Rights
ETF -  Exchange-Traded Fund
ETN - Exchange-Traded Note
EUR - Euro
GBP - British Pound
HKD - Hong Kong Dollar
LIBOR - London Interbank Offered Rate
LLC - Limited Liability Company
LP - Limited Partnership
Ltd. - Limited
MLP - Master Limited Partnership
N.V. - Naamloze Vennootschap is the Dutch term for a public limited liability corporation
Plc - Public Limited Company
REIT - Real Estate Investment Trust
S&P - Standard & Poor’s
SpA - Societa per Azione
SPDR - Standard & Poor’s Depositary Receipt

See Notes to Quarterly Portfolio of Investments.

The following is a summary of the inputs used as of August 31, 2015, in valuing The Arbitrage Event-Driven Fund’s investments carried at value:

Investments in Securities at Value *
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks**	$315,583,123	$–	$–	$315,583,123
Limited Partnerships**	10,011,100	–	–	10,011,100
Exchange-Traded Funds	2,572,122	–	–	2,572,122
Rights	–	–	678,980	678,980
Bank Loans	–	5,281,034	–	5,281,034
Corporate Bonds**	–	58,078,163	–	58,078,163
Convertible Corporate Bonds**	–	3,264,775	–	3,264,775
Purchased Options	6,996,343	0	–	6,996,343
Short-Term Investments	88,743,054	–	–	88,743,054
TOTAL	$423,905,742	$66,623,972	$678,980	$491,208,694

Other Financial Instruments***
Assets
Equity Swap Contracts	$35,737	$–	$–	$35,737
Forward Foreign Currency Exchange Contracts	–	140,255	–	140,255
Liabilities
Common Stocks**	(68,520,512)	–	–	(68,520,512)
Limited Partnerships**	(3,741,142)	–	–	(3,741,142)
Exchange-Traded Funds	(46,696,196)	–	–	(46,696,196)
Exchange-Traded Notes	(709,109)	–	–	(709,109)
Rights	–	–	(11)	(11)
Corporate Bonds**	–	(7,059,111)	–	(7,059,111)
Written Options	(2,865,965)	0	–	(2,865,965)
Forward Foreign Currency Exchange Contracts	–	(23,208)	–	(23,208)
TOTAL	$(122,497,187)	$(6,942,064)	$(11)	$(129,439,262)

*	Refer to footnote 2 where leveling hierarchy is defined.
**	Refer to Portfolio of Investments for sector information.
***	Other financial instruments are instruments such as securities sold short, written options, equity swap contracts, and forward foreign currency exchange contracts.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the period ended August 31, 2015:

Investments in Securities	Balance as of May 31, 2015	Return of Capital	Realized Gain	Change in Unrealized Depreciation	Purchases	Sales Proceeds	Transfer into Level 3	Transfer out of Level 3	Balance as of August 31, 2015	Net change in unrealized depreciation attributable to Level 3 investments held at August 31, 2015
Rights	$697,911	$-	$-	$(18,931)	$-	$-	$-	$-	$678,980	$(18,931)
Total	$697,911	$-	$-	$(18,931)	$-	$-	$-	$-	$678,980	$(18,931)

Other Financial Instruments	Balance as of May 31, 2015	Return of Capital	Realized Gain	Change in Unrealized Appreciation	Purchases	Sales Proceeds	Transfer into Level 3	Transfer out of Level 3	Balance as of August 31, 2015	Net change in unrealized appreciation attributable to Level 3 investments held at August 31, 2015
Rights	$(16)	$-	$-	$5	$-	$-	$-	$-	$(11)	$5
Total	$(16)	$-	$-	$5	$-	$-	$-	$-	$(11)	$5

THE ARBITRAGE CREDIT OPPORTUNITIES FUND
Portfolio of Investments
 August 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 4.19%
Biotechnology - 0.54%
Illumina, Inc.(a)	1,900	$375,459

Commercial Services - 0.54%
Macquarie Infrastructure Co., LLC	4,800	377,856

Internet - 0.54%
Priceline Group, Inc.(a)	300	374,592

Software - 1.66%
Akamai Technologies, Inc.(a)	3,900	278,109
Red Hat, Inc.(a)	4,700	339,387
Salesforce.com, Inc.(a)	7,700	534,072
		1,151,568

Telecommunications - 0.91%
NII Holdings, Inc.(a)	73,189	628,694

TOTAL COMMON STOCKS
(Cost $3,350,317)		2,908,169

	Maturity Date	Rate	Principal Amount	Value
BANK LOANS - 0.92%
OSG Bulk Ships, Inc.(b)	07/22/2019	5.250%	$643,500	$641,621

TOTAL BANK LOANS
(Cost $644,961)				641,621

CORPORATE BONDS - 68.06%
Aerospace & Defense - 1.14%
TransDigm, Inc.	07/15/2021	7.500%	742,000	790,230

Auto Parts & Equipment - 1.13%
Goodyear Tire & Rubber Co.	08/15/2020	8.250%	750,000	781,875

Banks - 1.00%
CIT Group, Inc.	08/15/2017	4.250%	550,000	558,250
Wells Fargo Capital X	12/15/2036	5.950%	136,000	136,680
				694,930
Chemicals - 0.93%
Ashland, Inc.	04/15/2018	3.875%	345,000	352,873
Rentech Nitrogen Partners LP / Rentech Nitrogen Finance Corp.(c)	04/15/2021	6.500%	290,000	292,175
				645,048
Commercial Services - 0.42%
Service Corp. International
	06/15/2017	7.000%	177,000	190,275
	01/15/2022	5.375%	96,000	100,920
				291,195

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - 68.06% (Continued)
Computers - 1.35%
SunGard Data Systems, Inc.(d)	11/15/2020	7.625%	$896,000	$938,560

Cosmetics & Personal Care - 1.46%
Edgewell Personal Care Co.	05/19/2021	4.700%	1,000,000	1,010,493

Distribution & Wholesale - 2.09%
Brightstar Corp.(c)	12/01/2016	9.500%	1,435,000	1,449,350

Diversified Financial Services - 3.86%
Ally Financial, Inc.
	02/15/2017	5.500%	650,000	671,255
	03/15/2020	8.000%	95,000	111,387
GFI Group, Inc.	07/19/2018	10.375%	443,000	487,300
Icahn Enterprises LP / Icahn Enterprises Finance Corp.	03/15/2017	3.500%	315,000	313,425
Prospect Holding Co., LLC / Prospect Holding Finance Co.(c)	10/01/2018	10.250%	475,000	298,965
ROC Finance LLC / ROC Finance 1 Corp.(c)	09/01/2018	12.125%	750,000	795,000
				2,677,332
Electric - 1.10%
Energy Future Intermediate Holding Co., LLC / EFIH Finance, Inc.(c)(e)	03/01/2022	11.750%	717,257	766,569

Electrical Components & Equipment - 0.64%
General Cable Corp.(f)	10/01/2022	5.750%	500,000	447,500

Entertainment - 3.97%
Mohegan Tribal Gaming Authority(c)	09/15/2018	11.000%	518,000	518,000
Peninsula Gaming LLC / Peninsula Gaming Corp.(c)	02/15/2018	8.375%	650,000	676,000
Pinnacle Entertainment, Inc.
	05/15/2020	8.750%	437,000	457,757
	08/01/2021	6.375%	50,000	53,250
	04/01/2022	7.750%	955,000	1,055,275
				2,760,282
Food - 8.83%
Bumble Bee Holdco., SCA, PIK (10.38% PIK)(c)	03/15/2018	9.625%	250,000	256,250
Bumble Bee Holdings, Inc.(c)(d)	12/15/2017	9.000%	1,350,000	1,388,475
Chiquita Brands International, Inc. / Chiquita Brands LLC(d)	02/01/2021	7.875%	1,700,000	1,836,000
Dean Holding Co.	10/15/2017	6.900%	153,000	159,120
HJ Heinz Co.(c)	02/15/2025	4.875%	530,000	571,748
Simmons Foods, Inc.(c)	10/01/2021	7.875%	500,000	466,250
US Foods, Inc.	06/30/2019	8.500%	1,393,000	1,452,202
				6,130,045

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - 68.06% (Continued)
Food Service - 1.26%
Aramark Services, Inc.	03/15/2020	5.750%	$845,000	$876,159

Healthcare - Products - 4.77%
Alere, Inc.	10/01/2018	8.625%	1,000,000	1,025,380
Baxter International, Inc.	06/01/2018	5.375%	1,571,000	1,720,532
Kinetic Concepts, Inc. / KCI USA, Inc.	11/01/2018	10.500%	538,000	567,590
				3,313,502
Healthcare - Services - 4.27%
Capella Healthcare, Inc.	07/01/2017	9.250%	1,000,000	1,027,500
CHS / Community Health Systems, Inc.
	08/15/2018	5.125%	119,000	121,826
	11/15/2019	8.000%	854,000	892,430
MedImpact Holdings, Inc.(c)	02/01/2018	10.500%	881,000	923,949
				2,965,705
Insurance - 0.45%
Ambac Assurance Corp.(c)	08/28/2039	5.100%	146,000	105,120
Syncora Holdings Ltd.(g)
	Perpetual Maturity	5.000%	66,155	46,917
	Perpetual Maturity	6.000%	208,000	160,160
				312,197
Lodging - 1.29%
Station Casinos LLC	03/01/2021	7.500%	850,000	899,215

Machinery - Diversified - 2.49%
CNH Industrial Capital LLC	11/01/2015	3.875%	750,000	750,000
Manitowoc Co., Inc.	10/15/2022	5.875%	917,000	978,084
				1,728,084
Media - 6.77%
Clear Channel Worldwide Holdings, Inc., Series B	03/15/2020	7.625%	647,000	669,645
Entercom Radio LLC(d)	12/01/2019	10.500%	1,060,000	1,122,275
Gray Television, Inc.(d)	10/01/2020	7.500%	1,043,000	1,078,514
Univision Communications, Inc.(c)	05/15/2021	8.500%	815,000	850,754
WideOpenWest Finance LLC / WideOpenWest Capital Corp.	07/15/2019	10.250%	950,000	983,250
				4,704,438
Miscellaneous Manufacturing - 4.11%
LSB Industries, Inc.	08/01/2019	7.750%	1,365,000	1,375,238
SPX Corp.(d)	09/01/2017	6.875%	1,390,000	1,480,350
				2,855,588
Oil & Gas - 0.26%
RKI Exploration & Production LLC / RKI Finance Corp.(c)	08/01/2021	8.500%	154,000	172,865
Southern Pacific Resource Corp.(c)(e)	01/25/2018	8.750%	356,000	5,412
				178,277
Oil & Gas Services - 1.49%
Exterran Holdings, Inc.	12/01/2018	7.250%	1,057,000	1,035,860

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - 68.06% (Continued)
Packaging & Containers - 1.75%
Ardagh Finance Holdings SA, PIK(c)	06/15/2019	8.625%	$805,210	$834,835
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer (Luxembourg) SA	04/15/2019	7.125%	372,000	379,440
				1,214,275
Pharmaceuticals - 2.45%
Par Pharmaceutical Companies, Inc.	10/15/2020	7.375%	1,351,000	1,436,113
Valeant Pharmaceuticals International(c)	07/15/2022	7.250%	255,000	268,388
				1,704,501
Real Estate Investment Trusts - 1.46%
Iron Mountain, Inc.	08/15/2021	8.375%	984,000	1,012,044

Retail - 1.91%
AmeriGas Finance LLC / AmeriGas Finance Corp.	05/20/2020	6.750%	509,000	525,542
Party City Holdings, Inc.	08/01/2020	8.875%	750,000	799,688
				1,325,230
Semiconductors - 0.29%
NXP BV / NXP Funding LLC(c)	09/15/2016	3.500%	200,000	201,000

Software - 1.35%
First Data Corp.	08/15/2021	11.750%	835,000	940,628

Telecommunications - 2.93%
AT&T, Inc.	08/15/2016	2.400%	373,000	377,394
Cincinnati Bell, Inc.	10/15/2020	8.375%	1,017,000	1,062,765
FairPoint Communications, Inc.(c)	08/15/2019	8.750%	525,000	551,250
Level 3 Financing, Inc.	06/01/2020	7.000%	40,000	42,100
				2,033,509
Transportation - 0.84%
Overseas Shipholding Group, Inc.	03/30/2018	8.125%	569,000	581,803

TOTAL CORPORATE BONDS
(Cost $48,238,655)				47,265,424

CONVERTIBLE CORPORATE BONDS - 5.38%
Engineering & Construction - 0.26%
Aecon Group, Inc.	10/31/2015	6.250%	235,000	179,483

Mining - 0.47%
Primero Mining Corp.	03/31/2016	6.500%	325,000	326,625

Oil & Gas Services - 0.01%
Cal Dive International, Inc.(e)	07/15/2017	5.000%	314,000	3,140

Pharmaceuticals - 2.21%
Omnicare, Inc.	02/15/2044	3.500%	1,032,000	1,535,100

	Maturity Date	Rate	Principal Amount	Value
CONVERTIBLE CORPORATE BONDS - 5.38% (Continued)
Software - 2.43%
Dealertrack Technologies, Inc.	03/15/2017	1.500%	$1,000,000	$1,688,750

TOTAL CONVERTIBLE CORPORATE BONDS
(Cost $3,879,792)				3,733,098

	Expiration	Exercise
	Date	Price	Contracts	Value
PURCHASED OPTIONS(a)- 0.02%
Call Options Purchased - 0.02%
SPDR® S&P 500® ETF Trust	10/2015	$210.00	250	$17,250

TOTAL CALL OPTIONS PURCHASED
(Cost $22,435)				17,250

	Yield		Shares	Value
SHORT-TERM INVESTMENTS - 21.38%
Money Market Fund
State Street Institutional Liquid Reserves Fund	0.124%	(h)	14,845,360	$14,845,360

TOTAL SHORT-TERM INVESTMENTS
(Cost $14,845,360)				14,845,360

Total Investments - 99.95%
(Cost $70,981,520)				69,410,922

Other Assets in Excess of Liabilities -0.05%				37,438	(i)

NET ASSETS - 100.00%				$69,448,360

(a)	Non-income-producing security.
(b)	Interest rate will change at a future date. Interest rate shown reflects the rate in effect at August 31, 2015.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of August 31, 2015, these securities had a total value of $11,392,355 or 16.40% of net assets.

(d)	Security, or a portion of security, is being held as collateral for short sales. At period end, the aggregate market value of those securities was $6,142,708, representing 8.85% of net assets.
(e)	Security in default on interest payments.
(f)	Represents a step-up bond. Rate disclosed is as of August 31, 2015.
(g)	This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(h)	Rate shown is the 7-day effective yield as of August 31, 2015.
(i)	Includes cash which is being held as collateral for short sales.

SCHEDULE OF SECURITIES SOLD SHORT
	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - (2.50%)
Chemicals - (0.19%)
Ashland, Inc.	08/15/2022	4.750%	$(132,000)	$(131,010)

Commercial Services - (0.68%)
Block Financial LLC	11/01/2022	5.500%	(429,000)	(468,198)

Food - (0.31%)
Kraft Foods Group, Inc.	06/06/2022	3.500%	(214,000)	(216,501)

Oil & Gas - (0.51%)
Ensco Plc	03/15/2021	4.700%	(387,000)	(354,347)

Oil & Gas Services - (0.32%)
National Oilwell Varco, Inc.	12/01/2022	2.600%	(248,000)	(225,057)

Telecommunications - (0.49%)
AT&T, Inc.	03/11/2024	3.900%	(344,000)	(343,064)

TOTAL CORPORATE BONDS
(Proceeds $1,812,098)				(1,738,177)

CONVERTIBLE CORPORATE BONDS - (7.21%)
Biotechnology - (1.27%)
Illumina, Inc.	06/15/2021	0.500%	(750,000)	(883,125)

Commercial Services - (1.25%)
Macquarie Infrastructure Co., LLC	07/15/2019	2.875%	(750,000)	(862,969)

Internet - (1.27%)
Priceline Group, Inc.	06/15/2020	0.350%	(750,000)	(882,187)

Software - (3.42%)
Akamai Technologies, Inc.(a)	02/15/2019	0.000%	(750,000)	(799,219)
Red Hat, Inc.(b)	10/01/2019	0.250%	(550,000)	(657,594)
Salesforce.com, Inc.	04/01/2018	0.250%	(750,000)	(918,281)
				(2,375,094)
TOTAL CONVERTIBLE CORPORATE BONDS
(Proceeds $4,824,123)				(5,003,375)

TOTAL SECURITIES SOLD SHORT - (9.71%)
(Proceeds $6,636,221)				$(6,741,552)

(a)	Represents a zero coupon bond.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of August 31, 2015, these securities had a total value of $(657,594) or (0.95%) of net assets.

OUTSTANDING FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Contract Description	Contracts to Deliver/ Receive	Purchase/ Sale Contract	Expiration Date	Current Value	Unrealized Appreciation
CAD	265,300	Sale	09/15/2015	$201,649	$13,101
					$13,101

Contract Description	Contracts to Deliver/ Receive	Purchase/ Sale Contract	Expiration Date	Current Value	Unrealized Depreciation
CAD	22,200	Purchase	09/15/2015	$16,874	$(621)
					$(621)

Country	% of Net Assets(a)
Luxembourg	1.20%
Canada	0.74%
Netherlands	0.29%
United States	97.72%
Other Assets in Excess of Liabilities	0.05%
100.00%

(a)	These percentages represent long positions only and are not net of short positions.

Abbreviations:

BV - Besloten Vennootschap is the Dutch term for private limited liability company
CAD - Canadian Dollar
ETF - Exchange-Traded Fund
Holdco. - Holding Company
LLC - Limited Liability Company
LP - Limited Partnership
 Ltd. - Limited
PIK - Payment-in-kind
Plc - Public Limited Company
SA -	Generally designates corporations in various countries, mostly those employing civil law. This translates literally in all languages mentioned as anonymous company
SCA - Societe en commandite par actions is the French term for limited liability partnership
S&P - Standard & Poor’s
SPDR - Standard & Poor’s Depositary Receipt

See Notes to Quarterly Portfolio of Investments.

The following is a summary of the inputs used as of August 31, 2015, in valuing The Arbitrage Credit Opportunities Fund’s investments carried at value:

Investments in Securities at Value *
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks**	$2,908,169	$–	$–	$2,908,169
Bank Loans	–	641,621	–	641,621
Corporate Bonds**	–	47,265,424	–	47,265,424
Convertible Corporate Bonds**	–	3,733,098	–	3,733,098
Purchased Options	17,250	–	–	17,250
Short-Term Investments	14,845,360	–	–	14,845,360
TOTAL	$17,770,779	$51,640,143	$–	$69,410,922

Other Financial Instruments***
Assets
Forward Foreign Currency Exchange Contracts	$–	$13,101	$–	$13,101
Liabilities
Corporate Bonds**	–	(1,738,177)	–	(1,738,177)
Convertible Corporate Bonds**	–	(5,003,375)	–	(5,003,375)
Forward Foreign Currency Exchange Contracts	–	(621)	–	(621)
TOTAL	$–	$(6,729,072)	$–	$(6,729,072)

*	Refer to footnote 2 where leveling hierarchy is defined.
**	Refer to Portfolio of Investments for sector information.
***	Other financial instruments are instruments such as securities sold short and forward foreign currency exchange contracts.

THE ARBITRAGE TACTICAL EQUITY FUND
Portfolio of Investments
 August 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 46.57%
Advertising - 2.35%
Journal Media Group, Inc.(a)	5,510	$36,862

Aerospace & Defense - 4.50%
B/E Aerospace, Inc.(a)(b)	269	13,114
Harris Corp.(a)	435	33,416
KLX, Inc.(a)(b)(c)	617	24,125
		70,655

Auto Parts & Equipment - 2.25%
Visteon Corp.(a)(b)(c)	354	35,280

Beverages - 2.28%
Molson Coors Brewing Co., Class B(a)(b)	526	35,815

Chemicals - 1.03%
Axalta Coating Systems Ltd.(b)(c)	553	16,142

Coal - 0.49%
CONSOL Energy, Inc.(a)(b)	471	7,173
Peabody Energy Corp.	200	540
		7,713

Commercial Services - 0.93%
Quanta Services, Inc.(a)(c)	600	14,544

Computers - 3.23%
EMC Corp.(a)(b)	1,540	38,300
NCR Corp.(a)(c)	264	6,624
Teradata Corp.(a)(c)	200	5,846
		50,770

Computers & Computer Services - 1.71%
Hewlett-Packard Co.(a)(b)	957	26,853

Electric - 1.64%
Dynegy, Inc.(a)(b)(c)	999	25,724

Food - 0.99%
Nomad Foods Ltd.(c)	663	13,244
Nomad Foods Ltd., London(a)(c)	115	2,278
		15,522

Internet - 1.44%
Yahoo!, Inc.(a)(c)	702	22,632

Lodging - 2.09%
MGM Resorts International(a)(b)(c)	1,229	25,109
Starwood Hotels & Resorts Worldwide, Inc.(a)(b)	107	7,647
		32,756

	Shares	Value
COMMON STOCKS - 46.57% (Continued)
Machinery - Diversified - 0.62%
BWX Technologies, Inc.(a)(b)	367	$9,733

Media - 2.51%
DISH Network Corp., Class A(a)(b)(c)	204	12,091
Media General, Inc.(a)(b)(c)	2,323	27,295
		39,386

Miscellaneous Manufacturing - 1.84%
SPX Corp.(a)	493	28,954

Oil & Gas Services - 1.36%
Exterran Holdings, Inc.(a)	953	21,271

Packaging & Containers - 1.09%
Berry Plastics Group, Inc.(a)(b)(c)	576	17,050

Pharmaceuticals - 0.91%
Mylan N.V.(a)(c)	288	14,282

Real Estate - 2.84%
Forest City Enterprises, Inc., Class A(a)(c)	2,070	44,567

Real Estate Investment Trusts - 1.89%
InfraREIT, Inc.(a)	755	21,276
Seritage Growth Properties, Class A(a)(c)	211	8,374
		29,650

Retail - 1.99%
Macy’s, Inc.(b)	62	3,634
Staples, Inc.(a)(b)	1,942	27,596
		31,230

Semiconductors - 2.13%
Avago Technologies Ltd.(b)	266	33,508

Software - 0.85%
Salesforce.com, Inc.(c)	62	4,301
VMware, Inc., Class A(b)(c)	115	9,102
		13,403

Telecommunications - 3.61%
Frontier Communications Corp.(a)	5,224	26,486
HC2 Holdings, Inc.(a)(c)	4,000	30,160
		56,646

TOTAL COMMON STOCKS
(Cost $784,385)		730,948

LIMITED PARTNERSHIPS - 0.82%
Coal - 0.82%
CNX Coal Resources LP(a)(c)	866	12,859

TOTAL LIMITED PARTNERSHIPS
(Cost $13,108)		12,859

	Shares	Value
EXCHANGE-TRADED FUNDS - 0.26%
Equity Funds - 0.26%
iShares® Russell 2000 Growth ETF(a)(b)	28	$4,009

TOTAL EXCHANGE-TRADED FUNDS
(Cost $4,251)		4,009

	Expiration	Exercise
	Date	Price	Contracts	Value
PURCHASED OPTIONS(c)- 1.88%
Call Options Purchased - 1.21%
Allergan Plc	01/2016	$325.00	2	$2,740
Applied Materials, Inc.	01/2016	22.00	2	16
Avago Technologies Ltd.:
	09/2015	130.00	4	1,190
	01/2016	120.00	4	6,920
B/E Aerospace, Inc.	01/2016	55.00	6	735
Bob Evans Farms, Inc.:
	09/2015	50.00	1	45
	12/2015	45.00	6	2,130
Dynegy, Inc.:
	09/2015	30.00	6	240
	09/2015	35.00	7	105
Expedia, Inc.	10/2015	120.00	1	400
Hewlett-Packard Co.	10/2015	30.00	13	540
Macy’s, Inc.	01/2016	70.00	2	179
Media General, Inc.	02/2016	15.00	5	313
Staples, Inc.:
	12/2015	16.00	8	520
	01/2016	17.00	11	577
Starwood Hotels & Resorts Worldwide, Inc.	10/2015	75.00	2	571
VMware, Inc., Class A:
	09/2015	85.00	2	245
	10/2015	85.00	2	495
	10/2015	100.00	2	110
	01/2016	85.00	2	900

TOTAL CALL OPTIONS PURCHASED
(Cost $16,940)				18,971

Put Options Purchased - 0.67%
Axalta Coating Systems Ltd.	10/2015	25.00	7	507
B/E Aerospace, Inc.	10/2015	45.00	1	95
Berry Plastics Group, Inc.:
	12/2015	25.00	5	362
	12/2015	30.00	5	1,238
BWX Technologies, Inc.	09/2015	22.50	2	35
CONSOL Energy, Inc.	09/2015	12.00	2	28
DISH Network Corp., Class A:
	09/2015	62.50	1	420
	12/2015	60.00	1	520
Dynegy, Inc.	09/2015	22.50	10	600
EMC Corp.	09/2015	21.00	10	50
Hewlett-Packard Co.	09/2015	27.00	2	104
iShares® Russell 2000 Growth ETF	09/2015	147.00	7	3,780

	Expiration	Exercise
	Date	Price	Contracts	Value
PURCHASED OPTIONS(c)- 1.88% (Continued)
Put Options Purchased - 0.67% (Continued)
KLX, Inc.	09/2015	$35.00	7	$175
Kraft Heinz Co.	12/2015	75.00	1	510
MGM Resorts International	10/2015	19.00	9	742
Molson Coors Brewing Co., Class B	09/2015	65.00	3	360
Visteon Corp.	12/2015	90.00	3	758
XPO Logistics, Inc.	10/2015	30.00	2	210

TOTAL PUT OPTIONS PURCHASED
(Cost $8,104)				10,494

TOTAL PURCHASED OPTIONS
(Cost $25,044)				29,465

	Yield		Shares	Value
SHORT-TERM INVESTMENTS - 47.41%
Money Market Fund
State Street Institutional Liquid Reserves Fund	0.124	%(d)	744,023	$744,023

TOTAL SHORT-TERM INVESTMENTS
(Cost $744,023)				744,023

Total Investments - 96.94%
(Cost $1,570,811)				1,521,304

Other Assets in Excess of Liabilities -3.06%				48,092	(e)

NET ASSETS - 100.00%				$1,569,396

(a)
Security, or a portion of security, is being held as collateral for short sales or written option contracts. At period end, the aggregate market value of those securities was $592,132, representing 37.73% of net assets.

(b)	Underlying security for a written/purchased call/put option.
(c)	Non-income-producing security.
(d)	Rate shown is the 7-day effective yield as of August 31, 2015.
(e)	Includes cash which is being held as collateral for short sales and written option contracts.

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS - (17.45%)
Aerospace & Defense - (2.78%)
Boeing Co.	(8)	$(1,045)
General Dynamics Corp.	(56)	(7,954)
L-3 Communications Holdings, Inc.	(63)	(6,645)
Lockheed Martin Corp.	(42)	(8,450)
Raytheon Co.	(83)	(8,513)
Rockwell Collins, Inc.	(98)	(8,021)
Spirit AeroSystems Holdings, Inc., Class A	(22)	(1,124)
TransDigm Group, Inc.	(5)	(1,149)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS - (17.45%)(Continued)
Aerospace & Defense - (2.78%)(Continued)
Triumph Group, Inc.	(14)	$(691)
		(43,592)

Auto Parts & Equipment - (1.45%)
Autoliv, Inc.	(86)	(8,785)
BorgWarner, Inc.	(161)	(7,026)
Delphi Automotive Plc	(91)	(6,872)
		(22,683)

Beverages - (0.49%)
Anheuser-Busch InBev N.V., Sponsored ADR	(46)	(5,010)
Boston Beer Co., Inc., Class A	(13)	(2,666)
		(7,676)

Chemicals - (0.53%)
PPG Industries, Inc.	(29)	(2,764)
RPM International, Inc.	(71)	(3,113)
Valspar Corp.	(34)	(2,492)
		(8,369)

Coal - (0.07%)
Peabody Energy Corp.	(385)	(1,040)

Computers - (0.69%)
International Business Machines Corp.	(34)	(5,028)
Seagate Technology Plc	(113)	(5,808)
		(10,836)

Distributors & Wholesalers - (0.29%)
WESCO International, Inc.	(80)	(4,478)

Entertainment - (0.02%)
Marriott Vacations Worldwide Corp.	(4)	(284)

Home Furnishings - (0.52%)
Harman International Industries, Inc.	(84)	(8,210)

Internet - (2.14%)
Alibaba Group Holding Ltd., Sponsored ADR	(284)	(18,778)
Expedia, Inc.	(98)	(11,269)
New Media Investment Group, Inc.	(237)	(3,536)
		(33,583)

Lodging - (0.78%)
Choice Hotels International, Inc.	(24)	(1,224)
Diamond Resorts International, Inc.	(11)	(279)
Marriott International, Inc., Class A	(51)	(3,604)
MGM China Holdings Ltd.	(2,115)	(3,499)
Wynn Resorts Ltd.	(49)	(3,677)
		(12,283)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS - (17.45%)(Continued)
Machinery - Diversified - (0.29%)
Flowserve Corp.	(101)	$(4,558)

Media - (1.96%)
New York Times Co., Class A	(579)	(7,041)
Nexstar Broadcasting Group, Inc., Class A	(151)	(7,018)
Sinclair Broadcast Group, Inc., Class A	(175)	(4,687)
TEGNA, Inc.	(205)	(4,877)
Tribune Publishing Co.(a)	(609)	(7,180)
		(30,803)

Miscellaneous Manufacturing - (1.58%)
AptarGroup, Inc.	(59)	(3,974)
Colfax Corp.	(131)	(5,082)
Dover Corp.	(85)	(5,266)
Hexcel Corp.	(23)	(1,110)
ITT Corp.	(136)	(5,088)
Pentair Plc	(77)	(4,257)
		(24,777)

Office & Business Equipment - (0.33%)
Xerox Corp.	(511)	(5,197)

Oil & Gas - (0.44%)
Antero Resources Corp.	(70)	(1,809)
Cabot Oil & Gas Corp.	(97)	(2,296)
EQT Corp.	(36)	(2,801)
		(6,906)

Oil & Gas Services - (0.92%)
Enerflex Ltd.	(496)	(4,769)
RPC, Inc.	(660)	(7,669)
Schlumberger Ltd.	(13)	(1,006)
Superior Energy Services, Inc.	(67)	(1,066)
		(14,510)

Packaging & Containers - (0.52%)
Ball Corp.	(27)	(1,780)
Bemis Co., Inc.	(15)	(636)
Crown Holdings, Inc.	(37)	(1,834)
Silgan Holdings, Inc.	(76)	(3,979)
		(8,229)

Real Estate Investment Trusts - (0.17%)
LaSalle Hotel Properties	(42)	(1,321)
Pebblebrook Hotel Trust	(35)	(1,332)
		(2,653)

Semiconductors - (0.35%)
Intel Corp.	(191)	(5,451)

Storage & Warehousing - (0.11%)
Wesco Aircraft Holdings, Inc.	(120)	(1,685)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS - (17.45%)(Continued)
Telecommunications - (0.26%)
T-Mobile US, Inc.	(105)	$(4,159)

Telephones & Telecommunications - (0.76%)
CenturyLink, Inc.	(440)	(11,898)

TOTAL COMMON STOCKS
(Proceeds $300,901)		(273,860)

LIMITED PARTNERSHIPS - (1.21%)
Coal - (0.51%)
Alliance Resource Partners LP	(316)	(8,083)

Oil & Gas Services - (0.70%)
Exterran Partners LP	(502)	(10,914)

TOTAL LIMITED PARTNERSHIPS
(Proceeds $19,603)		(18,997)

EXCHANGE-TRADED FUNDS - (18.32%)
Equity Funds - (18.32%)
Alerian MLP ETF	(231)	(3,336)
Consumer Staples Select Sector SPDR® Fund	(436)	(20,627)
Energy Select Sector SPDR® Fund	(50)	(3,321)
Health Care Select Sector SPDR® Fund	(136)	(9,587)
Industrial Select Sector SPDR® Fund	(294)	(15,079)
iShares® Russell 2000 Growth ETF	(94)	(13,460)
Market Vectors® Semiconductor ETF	(1,481)	(73,383)
SPDR® S&P 500® ETF Trust	(108)	(21,348)
SPDR® S&P® Retail ETF	(354)	(33,117)
Technology Select Sector SPDR® Fund	(841)	(33,833)
Utilities Select Sector SPDR® Fund	(621)	(26,368)
Vanguard REIT ETF	(460)	(34,054)
		(287,513)

TOTAL EXCHANGE-TRADED FUNDS
(Proceeds $294,106)		(287,513)

EXCHANGE-TRADED NOTES - (0.11%)
Equity Funds - (0.11%)
JPMorgan Alerian MLP Index ETN	(49)	(1,755)

TOTAL EXCHANGE-TRADED NOTES
(Proceeds $2,184)		(1,755)

TOTAL SECURITIES SOLD SHORT - (37.09%)
(Proceeds $616,794)		$(582,125)

SCHEDULE OF WRITTEN OPTIONS	Expiration Date	Exercise Price	Contracts	Value
Written Call Options
Allergan Plc	01/2016	$340.00	(2)	$(1,760)
Avago Technologies Ltd.	01/2016	130.00	(4)	(4,960)

SCHEDULE OF WRITTEN OPTIONS	Expiration Date	Exercise Price	Contracts	Value
Written Call Options (Continued)
Axalta Coating Systems Ltd.:
	09/2015	$30.00	(2)	$(180)
	10/2015	30.00	(2)	(305)
Bob Evans Farms, Inc.	12/2015	55.00	(7)	(717)
CONSOL Energy, Inc.	09/2015	16.00	(2)	(140)
EMC Corp.	09/2015	30.00	(15)	(52)
Hewlett-Packard Co.	09/2015	30.00	(1)	(10)
KLX, Inc.	09/2015	40.00	(4)	(300)
Macy’s, Inc.	01/2016	75.00	(2)	(99)
MGM Resorts International Ltd.	09/2015	25.00	(4)	(24)
Staples, Inc.	01/2016	22.00	(2)	(15)
Starwood Hotels & Resorts Worldwide, Inc.	10/2015	80.00	(2)	(310)
VMware, Inc., Class A:
	10/2015	90.00	(2)	(280)
	01/2016	95.00	(2)	(405)

TOTAL WRITTEN CALL OPTIONS
(Premiums received $6,339)				(9,557)

Written Put Options
EMC Corp.	10/2015	25.00	(1)	(129)
Expedia, Inc.	09/2015	105.00	(1)	(133)
Hewlett-Packard Co.	10/2015	25.00	(4)	(144)
iShares® Russell 2000 Growth ETF	09/2015	140.00	(7)	(1,750)
Macy’s, Inc.	09/2015	55.00	(2)	(123)
Staples, Inc.	09/2015	12.50	(8)	(100)
Starwood Hotels & Resorts Worldwide, Inc.	09/2015	65.00	(1)	(70)

TOTAL WRITTEN PUT OPTIONS
(Premiums received $1,877)				(2,449)

TOTAL WRITTEN OPTIONS
(Premiums received $8,216)				$(12,006)

(a)	When-issued security. A conditional transaction in a security authorized for issuance, but not yet issued.

OUTSTANDING FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contract Description	Contracts to Deliver/ Receive	Purchase/ Sale Contract	Expiration Date	Current Value	Unrealized Appreciation
CAD	7,780	Sale	09/15/2015	$5,913	$119
HKD	48,200	Purchase	09/15/2015	6,219	2
					$121

Contract Description	Contracts to Deliver/ Receive	Purchase/ Sale Contract	Expiration Date	Current Value	Unrealized Depreciation
CAD	14,170	Purchase	09/15/2015	$10,770	$(309)
HKD	21,100	Sale	09/15/2015	2,723	(1)
					$(310)

Country	% of Net Assets(a)
Singapore	2.14%
Bermuda	1.03%
British Virgin Islands	0.84%
Great Britain	0.15%
United States	92.78%
Other Assets in Excess of Liabilities	3.06%
100.00%

(a)	These percentages represent long positions only and are not net of short positions.

Abbreviations:

ADR - American Depositary Receipt
CAD - Canadian Dollar
 ETF - Exchange-Traded Fund
ETN - Exchange-Traded Note
HKD - Hong Kong Dollar
LP - Limited Partnership
Ltd. - Limited
MLP - Master Limited Partnership
N.V. - Naamloze Vennootschap is the Dutch term for a public limited liability corporation
Plc - Public Limited Company
REIT - Real Estate Investment Trust
S&P - Standard & Poor’s
SPDR - Standard & Poor’s Depositary Receipt

See Notes to Quarterly Portfolio of Investments.

The following is a summary of the inputs used as of August 31, 2015, in valuing The Arbitrage Tactical Equity Fund’s investments carried at value:

Investments in Securities at Value *
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks**	$730,948	$–	$–	$730,948
Limited Partnerships**	12,859	–	–	12,859
Exchange‐Traded Funds	4,009	–	–	4,009
Purchased Options	29,465	–	–	29,465
Short‐Term Investments	744,023	–	–	744,023
TOTAL	$1,521,304	$–	$–	$1,521,304

Other Financial Instruments***
Assets
Forward Foreign Currency Exchange Contracts	$–	$121	$–	$121
Liabilities
Common Stocks**	(273,860)	–	–	(273,860)
Limited Partnerships**	(18,997)	–	–	(18,997)
Exchange‐Traded Funds	(287,513)	–	–	(287,513)
Exchange‐Traded Notes	(1,755)	–	–	(1,755)
Written Options	(12,006)	–	–	(12,006)
Forward Foreign Currency Exchange Contracts	–	(310)	–	(310)
TOTAL	$(594,131)	$(189)	$–	$(594,320)
*	Refer to footnote 2 where leveling hierarchy is defined.
**	Refer to Portfolio of Investments for sector information.
***	Other financial instruments are instruments such as securities sold short, written options, and forward foreign currency exchange contracts.

THE ARBITRAGE FUNDS
Notes to the Quarterly Portfolio of Investments
August 31, 2015 (Unaudited)

1. ORGANIZATION

The Arbitrage Funds (the “Trust”) was organized as a Delaware business trust on December 22, 1999 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objective and policies. The four series presently authorized are The Arbitrage Fund (the “Arbitrage Fund”), The Arbitrage Event-Driven Fund (the “Event-Driven Fund”), The Arbitrage Credit Opportunities Fund (the “Credit Opportunities Fund”) and The Arbitrage Tactical Equity Fund (the “Tactical Equity Fund”), each a “Fund” and collectively the “Funds”, which offer four classes of shares. The Arbitrage Fund, the Event-Driven Fund and the Credit Opportunities Fund is each a diversified series of the Trust.  The Tactical Equity Fund is a non-diversified series of the Trust. Class R shares, Class I shares, Class C shares and Class A shares of the Arbitrage Fund commenced operations on September 18, 2000, October 17, 2003, June 1, 2012, and June 1, 2013, respectively. Class R shares, Class I shares, Class C shares and Class A shares of the Event-Driven Fund commenced operations on October 1, 2010, October 1, 2010, June 1, 2012 and June 1, 2013, respectively. Class R shares, Class I and Class C shares of the Credit Opportunities Fund commenced operations on October 1, 2012 and Class A shares commenced operations on June 1, 2013. Class R shares, Class I shares, Class C shares and Class A shares of the Tactical Equity Fund commenced operations on January 2, 2015.

The investment objective of the Arbitrage Fund seeks to achieve capital growth by engaging in merger arbitrage. The investment objective of the Event-Driven Fund seeks to achieve capital growth. The Event-Driven Fund pursues its investment objective by investing in companies that are impacted by corporate events such as mergers, acquisitions, restructurings, recapitalizations, refinancings, reorganizations and other special situations. The investment objective of the Credit Opportunities Fund seeks to provide current income and capital growth. The Credit Opportunities Fund pursues its investment objective by investing in debt securities impacted by events such as reorganizations, restructurings, recapitalizations, debt maturities, refinancings, mergers, acquisitions, regulatory changes and other special situations. The investment objective of the Tactical Equity Fund seeks to achieve capital appreciation. The Tactical Equity Fund pursues its investment objective by investing in securities of companies where the market may not fully appreciate the impact of fundamental changes to the business, industry or regulatory environment.

The Funds’ four classes of shares, Class R, Class I, Class C and Class A, represent interests in the same portfolio of investments and have the same rights, but differ primarily in the expenses to which they are subject and the investment eligibility requirements. Class R shares, Class C shares and Class A shares are subject to an annual distribution fee of up to 0.25%, 1.00% and 0.25%, respectively, of each Fund’s average daily net assets attributable to Class R shares, Class C shares and Class A shares, respectively, whereas Class I shares are not subject to any distribution fees.  Class C shares are also subject to a 1.00% contingent deferred sales charge on all purchases redeemed in 12 months of purchase.  Class A shares of the Arbitrage Fund are sold subject to a maximum front-end sales load equal to 2.50% of the offering price and are also subject to a 0.50% contingent deferred sales load on purchases at or above $250,000, purchased without a front-end sales charge and redeemed within 12 months of purchase.  Class A shares of the Event-Driven Fund, the Credit Opportunities Fund and the Tactical Equity Fund are sold subject to a maximum front-end sales load equal to 3.25% of the offering price and are also subject to a 1.00% contingent deferred sales load on purchases at or above $500,000, purchased without a front-end sales charge and redeemed within 18 months of purchase.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Funds are considered investment companies for financial reporting purposes under GAAP and Accounting Standards Codification Topic 946 - Investment Companies.
Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Valuation of Investments — The Funds’ portfolio securities are valued as of the close of trading of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time). Common stocks and other securities, including open short positions that are traded on a securities exchange, are valued at the last quoted sales price at the close of regular trading on the day the valuation is made. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Price information on listed stocks is taken from the exchange where the security is primarily traded. Securities which are listed on an exchange but which are not traded on the valuation date are valued at the mean of the most recent bid and asked prices. Put and call options and securities traded in the over-the-counter market are valued at the mean of the most recent bid and asked prices. When there is no bid price available, put and call options will be valued using the average of the last ask price and zero. Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates provided by an independent source. Bank loans are valued at the composite mid-price which is calculated using the simple average of the dealer marks. If available, the other debt securities are priced based upon an evaluated bid provided by independent, third-party pricing agents.  The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Unlisted securities for which market quotations are readily available are valued at the latest quoted bid price. Swap contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or comparable over-the-counter market, and that are freely transferable, are valued at their closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument acquired on the day on which the instrument is being valued. Over-the-counter swap contracts for which market quotations are readily available are valued based on quotes received from independent pricing services or one or more dealers that make markets in such securities. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith under the supervision of the Board of Trustees of the Trust. Some of the more common reasons that may necessitate that a security be valued at fair value include: the security’s trading has been halted or suspended; the security has been delisted from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of a security, subsequent private transactions in the security or related  securities, or a combination of these and other factors. Foreign securities are translated from the local currency into U.S. dollars using currency exchange rates supplied by a quotation service.

Fair Value Measurements — In accordance with the authoritative guidance on fair value measurements under GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of the fair value hierarchy as follows:

• Level 1 —	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

• Level 2 —	Observable inputs other than quoted prices included in Level 1 that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

• Level 3 —
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing each Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3, whose fair value measurement considers several inputs, may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The Funds recognize transfers between levels as of the beginning of the annual period in which the transfer occurred.
For the period ended August 31, 2015, there were no significant changes to the Funds’ fair value methodologies. Additionally, during the period ended August 31, 2015, there were no transfers between level 1 and 2 securities. Transfers for level 3 securities, if any, are shown as part of the leveling table in the Portfolio of Investments.
Security Transactions — Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.
Foreign Currency Translation — Amounts denominated in or expected to settle in foreign currencies are translated to U.S. dollars based on exchange rates on the following basis:
A. The market values of investment securities and other assets and liabilities are translated at the closing rate of exchange each day.
B. Purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

Short Positions — The Funds may sell securities short for economic hedging purposes. Subsequent fluctuations in the market prices of securities sold short may require purchasing the securities at prices which may differ from the market value reflected on the Portfolio of Investments. The Funds are liable for any dividends and interest payable on securities while those securities are in a short position. As collateral for their short positions, the Funds are required  under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. The amount of the collateral is required to be adjusted daily to reflect changes in the value of the securities sold short. The Funds are charged an interest rebate expense by the prime broker on securities sold short. The interest rebate expense is charged for the duration of time that a security is sold short.
Securities Lending — In order to generate additional income, the Funds may, from time to time, lend portfolio securities to broker-dealers, banks or institutional borrowers of securities. The Funds must receive 100% collateral in the form of cash or U.S. government securities. This collateral must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Funds. During the time portfolio securities are on loan, the borrower pays the Funds any dividends or interest paid on such securities.
Loans are subject to termination by the Funds or the borrower at any time. While the Funds do not have the right to vote securities on loan, they have the right to terminate the loan and regain the right to vote if that is considered important with respect to the investment. In the event the borrower defaults in its obligation to the Funds, the Funds bear the risk of delay in the recovery of portfolio securities and the risk of loss of rights in the collateral. There were no securities on loan in the Funds during the period ended August 31, 2015.
Loan Participations and Assignments — The Funds may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Funds’ investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Funds may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Funds generally have no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Funds may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Funds purchase assignments from lenders they acquire direct rights against the borrower of the loan. The Funds may enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation, the Funds have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Funds may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Funds may receive a penalty fee upon the prepayment of a floating rate loan by a borrower.
Derivative Instruments and Hedging Activities — The following discloses the Funds’ use of derivative instruments and hedging activities.
The Funds’ investment strategies not only permit the Funds to purchase investment securities, but they also allow certain Funds to enter into various types of derivative contracts, including, but not limited to, swap contracts, forward foreign currency exchange contracts, and purchased and written options. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities: they require little or no initial cash investment; they can focus exposure on only certain selected risk factors; and they may not require the ultimate receipt  or delivery of the underlying security (or securities) to satisfy the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

Market Risk Factors: In pursuit of their investment objectives, the Funds may seek to use derivatives to increase or decrease their exposure to the following market risk factors:
Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Interest Rate Risk: Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of fixed income investments, and a decline in general interest rates will tend to increase the value of such investments. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.
Foreign Exchange Rate Risk: Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the value of the foreign currency denominated security will increase as the dollar depreciates against the currency.
Credit Risk: Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower‐grade, higher‐yield bonds are subject to credit risk to a greater extent than lower‐yield, higher‐quality bonds.
Risk of Investing in Derivatives: The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease or hedge exposures to market risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected, resulting in losses for the combined or hedged positions.
Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.
Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative instruments and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.
Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty to a transaction will not fulfill its obligation to the Funds. Associated risks can be different for each type of derivative and are discussed by derivative type in the notes that follow.

Option Writing/Purchasing: Certain Funds may write or purchase option contracts to adjust risk and return of their overall investment positions. When a Fund writes or purchases an option, an  amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. Risks from entering into option transactions arise from the potential inability of counterparties to meet the terms of the contracts, the potential inability to enter into closing transactions because of an illiquid secondary market and from unexpected movements in security values.
A summary of put and call option contracts written in the Arbitrage Fund during the period ended August 31, 2015, is as follows:

	Put Contracts	Put Premiums	Call Contracts	Call Premiums
Options outstanding at beginning of period	11,506	$656,452	11,655	$993,663
Options written	23,020	3,771,983	88,985	5,186,719
Options closed	(3,854)	(382,545)	(29,238)	(1,659,832)
Options exercised	(23,072)	(2,952,756)	(8,929)	(480,602)
Options expired	(5,069)	(509,672)	(54,197)	(2,774,141)
Stock split	‐	‐	3,519	‐
Options outstanding at end of period	2,531	583,462	11,795	1,265,807

A summary of put and call option contracts written in the Event-Driven Fund during the period ended August 31, 2015, is as follows:

	Put Contracts	Put Premiums	Call Contracts	Call Premiums
Options outstanding at beginning of period	11,297	$494,670	12,095	$969,069
Options written	25,959	2,901,060	43,308	4,120,685
Options closed	(13,197)	(1,561,918)	(24,910)	(2,575,370)
Options exercised	(13,053)	(703,605)	(1,410)	(82,800)
Options expired	(3,101)	(252,791)	(17,846)	(1,424,581)
Stock split	‐	‐	374	‐
Options outstanding at end of period	7,905	877,416	11,611	1,007,003

A summary of put and call option contracts written in the Credit Opportunities Fund during the period ended August 31, 2015, is as follows:

	Put Contracts	Put Premiums		Call Contracts		Call Premiums
Options outstanding at beginning of period	250		$7,315	‐	$	‐
Options written	1,340		37,318	‐		‐
Options closed	(1,090)		(39,513)	‐		‐
Options expired	(500)		(5,120)	‐		‐
Options outstanding at end of period	‐	$	‐	‐	$	‐

A summary of put and call option contracts written in the Tactical Equity Fund during the period ended August 31, 2015, is as follows:

	Put Contracts	Put Premiums	Call Contracts	Call Premiums
Options outstanding at beginning of period	9	$595	12	$1,606
Options written	64	6,568	101	12,068
Options closed	(27)	(3,711)	(27)	(3,706)
Options exercised	(17)	(1,340)	(1)	(49)
Options expired	(5)	(235)	(32)	(3,580)
Options outstanding at end of period	24	$1,877	53	$6,339

Foreign Currency Exchange Contracts: The Funds may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Funds may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. The objective of the Funds’ foreign currency hedging transactions is to reduce risk that the U.S. dollar value of the Funds’ securities denominated in foreign currency will decline in value due to changes in foreign currency exchange rates.
Warrants/Rights: Each Fund may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in options above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit each Fund’s ability to exercise the warrants or rights at such times and in such quantities as each Fund would otherwise wish. Warrants and rights generally pay no dividends and confer no voting or other rights other than to purchase the underlying security.
Swaps: Certain Funds may enter into interest rate, index, equity, total return and credit default swap agreements, for hedging and non-hedging purposes. These transactions would be entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to a Fund than if the Fund had invested directly in the asset that yielded the desired return. Swap agreements may be executed in a multilateral or other trade facility program, such as a registered exchange (“centrally cleared swaps”) or may be privately negotiated in the over-the counter market. The duration of a swap agreement typically ranges from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index). In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP.

Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or “floor”; and interest rate  collars, under which a party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.
Credit default swaps are a type of swap agreement in which the protection “buyer” is generally obligated to pay the protection “seller” an upfront and/ or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. The credit default swap agreement may have as reference obligations one or more securities that are not currently held by a Fund. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If a Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment and/or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. Credit default swap agreements involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness or that are centrally cleared.
Total return swap agreements are contracts in which one party agrees to make periodic payments based on the change in market value of underlying assets, which may include a specified security, basket of securities, defined portfolios of bonds, loans and mortgages, or securities indexes during the specified period in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets or indices. Total return swap agreements may be used to obtain exposure to a security or market index without owning or taking physical custody of such security or component securities of amarket index. Total return swap agreements may effectively add leverage to a Fund’s portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. Total return swaps are a mechanism for the user to accept the economic benefits of asset ownership without utilizing the balance sheet. The other leg of the swap, usually the London Interbank Offered Rate (LIBOR), is spread to reflect the non-balance sheet nature of the product. Total return swaps can be designed with any underlying asset agreed upon between two parties. Typically no notional amounts are exchanged with total return swaps. Total return swap agreements entail the risk that a party will default on its payment obligations to a Fund thereunder. Swap agreements also entail the risk that a Fund will not be able to meet its obligation to the counterparty. Generally, a Fund will enter into total return swaps on a net basis (i.e., the two payment streams are netted out with the Fund receiving or paying, as the case may be, only the net amount of the two payments).

Most swap agreements entered into by a Fund calculate the obligations of the parties to the agreement on a “net basis.” Consequently, a Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net present value of amounts to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). A Fund’s current obligations under a swap agreement will be accrued daily (offset against amounts owed to the Fund), and any accrued but unpaid net amounts owed to a swap counterparty will be covered in accordance with applicable regulatory  requirements to limit any potential leveraging of a Fund’s portfolio. Any net amount accrued but not yet paid to a Fund by the counterparty under a swap agreement (i.e., the Fund’s current rights under the swap agreement) is recorded as unrealized appreciation until the amount is paid to the Fund. The Fund’s maximum risk of loss from counterparty credit risk is generally limited to the net payment to be received by the Fund and/or the termination value at the end of the contract. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the Funds’ investment restriction concerning senior securities.
Whether a Fund’s use of swap agreements will be successful in furthering its investment objective will depend on Management’s ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Swap agreements that cannot be terminated or sold within seven days may be considered to be illiquid investments. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Although centrally cleared swaps typically present less counterparty risk than non-centrally cleared swaps, a Fund that has entered into centrally cleared swaps is subject to the risk of the failure of the CCP. A Fund will enter into swap agreements only with counterparties that meet certain standards for creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Fund’s repurchase agreement guidelines) or that are centrally cleared. Certain restrictions imposed on the Funds by the Code may limit a Fund’s ability to use swap agreements. It is possible that developments in the swap market, including additional government regulation, could adversely affect a Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern over-the-counter financial derivative transactions entered into by a Fund and counterparty. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements.

3. TAX BASIS INFORMATION

Tax Basis of Investments — As of August 31, 2015, the aggregate cost of investments, gross unrealized appreciation/ (depreciation) and net unrealized appreciation/ (depreciation) for Federal tax purposes was as follows:
The following information is computed on a tax basis for each item as of August 31, 2015:

	Gross Appreciation	Gross Depreciation		Cost of Investments
	(excess of value over	(excess of tax cost	Net Unrealized	for Income Tax
Fund	tax cost)	over value)	Depreciation	Purposes
The Arbitrage Fund	$8,965,134	$(42,882,465)	$(33,917,331)	$2,026,351,896
The Arbitrage Event‐Driven Fund	‐	(34,904,583)	(34,904,583)	526,113,277
The Arbitrage Credit Opportunities Fund	329,024	(1,908,462)	(1,579,438)	70,990,360
The Arbitrage Tactical Equity Fund	1,416	(67,363)	(65,947)	1,587,251

Item 2 – Controls and Procedures.

(a)
The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)
There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE ARBITRAGE FUNDS

By:	/s/ John S. Orrico
John S. Orrico
President

Date:	October 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John S. Orrico
John S. Orrico
President

Date:	October 29, 2015

By:	/s/ Monique Labbe
Monique Labbe
Chief Financial Officer

Date:	October 29, 2015